                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/08

Check here if Amendment: [ ]; Amendment Number: __________

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Empire Capital Management, LLC
Address: 1 Gorham Island, Suite 201
         Westport, CT 06880

Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  J. Markham Penrod, IACCPsm
Title: Chief Compliance Officer
Phone: 203-454-6925

Signature, Place, and Date of Signing:


/s/ J. Markham Penrod, IACCPsm             Westport, CT             2/13/08
-------------------------------------   -------------------   ------------------
               [Signature]                 [City, State]            [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----
28-___________________   _____________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None
Form 13F Information Table Entry Total:       50
Form 13F Information Table Value Total: $319,282
                                        --------
                                      (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number   Name
----   --------------------   ----
NONE   _______________        ____

[Repeat as necessary.]

EMPIRE CAPITAL MANAGEMENT, LLC
USD
FORM 13F - Q4 2008

              Item 1                 Item 2    Item 3       Item 4           Item 5           Item 6      Item 7     Item 8
              ------               --------- --------- --------------- ------------------ -------------- ------- -------------
                                                                                            INVESTMENT               VOTING
                                                                       SHARES OR            DISCRETION             AUTHORITY
                                    TITLE OF             FAIR MARKET   PRINCIPAL  SH  PUT     SOLE /                 SOLE /
          NAME OF ISSUER             CLASS     CUSIP        VALUE        AMOUNT  PRN CALL SHARED / OTHER MANAGER SHARED / NONE
---------------------------------- --------- --------- --------------- --------- --- ---- -------------- ------- -------------
AGILENT TECHNOLOGIES INC           COM       00846U101 $  4,298,250.00    275000 SH            SOLE        FINE          SOLE
AGILYSYS INC                       COM       00847J105 $  1,385,991.75    323075 SH            SOLE        FINE          SOLE
ALLOT COMMUNICATIONS LTD           SHS       M0854Q105 $  1,079,595.00    654300 SH            SOLE        FINE          SOLE
APPLE INC                          COM       037833100 $ 16,643,250.00    195000 SH            SOLE        FINE          SOLE
ARIBA INC                          COM NEW   04033V203 $ 20,151,950.00   2795000 SH            SOLE        FINE          SOLE
ARUBA NETWORKS INC                 COM       043176106 $  9,600,750.00   3765000 SH            SOLE        FINE          SOLE
ARUBA NETWORKS INC                 COM       043176106 $    510,000.00    200000 SH CALL       SOLE        FINE
ATHEROS COMMUNICATIONS INC         COM       04743P108 $  4,149,900.00    290000 SH            SOLE        FINE          SOLE
CA INC                             COM       12673P105 $ 10,897,270.64    588088 SH            SOLE        FINE          SOLE
CAPSTONE TURBINE CORP              COM       14067D102 $  2,340,408.00   2786200 SH            SOLE        FINE          SOLE
CAVIUM NETWORKS                    COM       14965A101 $  8,408,000.00    800000 SH            SOLE        FINE          SOLE
CERAGON NETWORKS LTD               ORD       M22013102 $  3,146,150.00    623000 SH CALL       SOLE        FINE
CISCO SYSTEMS INC                  COM       17275R102 $ 18,582,000.00   1140000 SH            SOLE        FINE          SOLE
ELECTRONIC ARTS                    COM       285512109 $  9,624,000.00    600000 SH            SOLE        FINE          SOLE
EMC CORP MASSACHUSETTS             COM       268648102 $ 13,611,000.00   1300000 SH            SOLE        FINE          SOLE
ENERGY CONVERSION DEVICES INC      COM       292659109 $  2,521,000.00    100000 SH            SOLE        FINE          SOLE
ENTRUST INC                        COM       293848107 $ 17,776,106.00  11250700 SH            SOLE        FINE          SOLE
EQUINIX INC                        COM NEW   29444U502 $ 11,701,800.00    220000 SH            SOLE        FINE          SOLE
FUEL SYSTEMS SOLUTIONS INC         COM       35952W103 $ 17,199,000.00    525000 SH            SOLE        FINE          SOLE
GOOGLE INC                         CLA       38259P508 $  7,691,250.00     25000 SH            SOLE        FINE          SOLE
JUNIPER NETWORKS                   COM       48203R104 $ 11,293,950.00    645000 SH            SOLE        FINE          SOLE
LANTRONIX INC                      COM       516548104 $  3,488,800.00   6230000 SH            SOLE        FINE          SOLE
LONGTOP FINANCIAL TECHNOLOGIES LTD ADR       54318P108 $  1,531,656.00    101300 SH CALL       SOLE        FINE
LONGTOP FINANCIAL TECHNOLOGIES LTD ADR       54318P108 $    119,448.00      7900 SH CALL       SOLE        FINE
LONGTOP FINANCIAL TECHNOLOGIES LTD ADR       54318P108 $ 32,400,648.00   2142900 SH            SOLE        FINE          SOLE
MELLANOX TECHNOLOGIES LTD          SHS       M51363113 $    943,200.00    120000 SH CALL       SOLE        FINE
NETEASE.COM INC                    SPONS ADR 64110W102 $  6,077,500.00    275000 SH            SOLE        FINE          SOLE
NETFLIX INC                        COM       64110L106 $  3,138,450.00    105000 SH            SOLE        FINE          SOLE
NOVELL INC                         COM       670006105 $  6,755,720.21   1736689 SH            SOLE        FINE          SOLE
NVIDIA CORP                        COM       67066G104 $  6,052,500.00    750000 SH            SOLE        FINE          SOLE
POWERWAVE TECHNOLOGIES INC         COM       739363109 $    768,392.00   1536784 SH            SOLE        FINE          SOLE
PROSHARES ULTRA QQQ                PSHS      74347R206 $  8,739,250.00    325000 SH            SOLE        FINE          SOLE
QUANTUM CORPORATION                COM DSSG  747906204 $    720,000.00   2000000 SH            SOLE        FINE          SOLE
RED HAT INC                        COM       756577102 $  1,322,000.00    100000 SH            SOLE        FINE          SOLE
RESEARCH IN MOTION LTD NEW         COM       760975102 $  7,913,100.00    195000 SH            SOLE        FINE          SOLE
RIVERBED TECHNOLOGY INC            COM       768573107 $  2,050,200.00    180000 SH            SOLE        FINE          SOLE

SANDISK CORP                       COM       80004C101 $  1,344,000.00    140000 SH CALL       SOLE        FINE
SANDISK CORP                       COM       80004C101    $ 288,000.00     30000 SH CALL       SOLE        FINE
SANDISK CORP                       COM       80004C101 $  7,571,299.20    788677 SH            SOLE        FINE          SOLE
SBA COMMUNICATIONS CP/TELECOM INC  COM       78388J106 $ 13,211,040.00    809500 SH            SOLE        FINE          SOLE
SEAGATE TECHNOLOGY                 SHS       G7945J104 $  1,107,500.00    250000 SH            SOLE        FINE          SOLE
SHANDA INTERACTIVE ENTERTAINMENT   SPONS ADR 81941Q203 $  2,022,500.00     62500 SH            SOLE        FINE          SOLE
SILICON LABORATORIES               COM       826919102 $    805,350.00     32500 SH            SOLE        FINE          SOLE
SIRF TECHNOLOGY HOLDINGS INC       COM       82967H101 $  2,826,085.12   2207879 SH            SOLE        FINE          SOLE
STOCKERYALE INC                    COM NEW   86126T203 $    825,522.76   5492500 SH            SOLE        FINE          SOLE
XILINX INC                         COM       983919101 $  2,227,500.00    125000 SH            SOLE        FINE          SOLE
YUCHENG TECHNOLOGIES LTD           COM       G98777108 $    412,614.00     56600 SH CALL       SOLE        FINE
YUCHENG TECHNOLOGIES LTD           COM       G98777108 $    656,100.00     90000 SH CALL       SOLE        FINE
YUCHENG TECHNOLOGIES LTD           COM       G98777108 $     36,450.00      5000 SH CALL       SOLE        FINE
YUCHENG TECHNOLOGIES LTD           COM       G98777108 $ 11,315,501.55   1552195 SH            SOLE        FINE          SOLE
                                                       ---------------
                                                       $319,281,948.23
                                                       ===============

ENTRY TOTAL                    50
TABLE VALUE IN THOUSANDS $319,282